Summary of Significant Accounting Policies - Schedule of Company's Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company
Total	$ 713,135	$ 2,863,679	$ 1,770,645	$ 5,153,672	$ 9,291,115	$ 9,928,184
Specimens - contracts with customers [Member]
Schedule of Company
Revenue	671,694	2,835,449	1,648,664	5,127,432	9,104,950	9,361,721
Shipping and other [Member]
Schedule of Company
Revenue	$ 41,441	$ 28,230	$ 121,981	$ 26,240	$ 186,165	$ 566,463